Consolidated Statements of Comprehensive Income ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares	Dec. 31, 2019 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Revenue	₩ 76,009,201	₩ 57,466,678	₩ 64,785,709
Cost of sales	(64,154,339)	(52,798,594)	(58,462,100)
Gross profit	11,854,862	4,668,084	6,323,609
Selling and administrative expenses
Reversal of (Impairment loss) on trade accounts and notes receivable	(40,153)	(829)	28,105
Other administrative expenses	(2,209,809)	(1,939,602)	(2,041,286)
Selling expenses	(393,075)	(376,940)	(368,318)
Other operating income and expenses
Reversal of (Impairment loss) on other receivables	12,975	(53,105)	(80,323)
Other operating income	577,997	402,336	450,891
Other operating expenses	(1,027,492)	(645,574)	(1,089,965)
Operating profit	8,775,305	2,054,370	3,222,713
Share of profit of equity-accounted investees, net	649,569	133,297	273,741
Finance income and costs
Finance income	2,730,110	2,677,499	1,872,143
Finance costs	(2,765,175)	(2,892,402)	(2,242,063)
Profit before income taxes	9,389,809	1,972,764	3,126,534
Income tax expense	(2,213,827)	(224,272)	(1,088,369)
Profit	7,175,982	1,748,492	2,038,165
Items that will not be reclassified subsequently to profit or loss :
Remeasurements of defined benefit plans	51,155	36,575	(117,152)
Net changes in fair value of equity investments at fair value through other comprehensive income	214,888	(77,627)	(10,541)
Items that are or may be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	165,106	(28,609)	66,134
Foreign currency translation differences	386,141	(147,956)	208,117
Losses on valuation of derivatives	309	(331)	(90)
Other comprehensive income (loss), net of tax	817,599	(217,948)	146,468
Total comprehensive income	7,993,581	1,530,544	2,184,633
Profit attributable to :
Owners of the controlling company	6,606,728	1,581,208	1,864,405
Non-controllinginterests	569,254	167,284	173,760
Profit	7,175,982	1,748,492	2,038,165
Total comprehensive income attributable to :
Owners of the controlling company	7,374,060	1,394,192	2,027,049
Non-controllinginterests	619,521	136,352	157,584
Total comprehensive income	₩ 7,993,581	₩ 1,530,544	₩ 2,184,633
Earnings per share (in Won)
Basic earnings per share (in Won) | ₩ / shares	₩ 87,191	₩ 19,900	₩ 23,189
Diluted earnings per share (in Won) | (per share)	₩ 85,240	₩ 19,900	₩ 23,189